SCHEDULE OF DEPOSITS AND ADVANCES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deposits And Advances
Prepaid expense and other current assets	$ 52,258	$ 165,623
Advance to Suppliers	236,584	252,637
Advance to employees		330
Total	$ 288,842	$ 418,590